Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Share capital		$ 4.5
Number of shares issued	451,300,000	450,900,000
Public offering price	$ 0.01	$ 0.01
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued	323,558	323,079